Share - Based Compensation (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 5,631	$ 5,125	$ 4,094
SARs and options [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,473	3,020	3,702
Performance shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,705	1,076	0
Restricted stock and RSUs [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 1,453	$ 1,029	$ 392